FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04985

                         TEMPLETON EMERGING MARKETS FUND
               (Exact name of registrant as specified in charter)

        500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  05/31/07
                           ---------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Emerging Markets Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................  3

Notes to Statement of Investments ..........................................  7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton Emerging Markets Fund

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            INDUSTRY                   SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.5%
  COMMON STOCKS AND RIGHTS 84.9%
  AUSTRIA 1.6%
  OMV AG ................................................         Oil, Gas & Consumable Fuels                89,020    $  5,909,229
                                                                                                                       -------------
  BRAZIL 2.6%
  Centrais Eletricas Brasileiras SA .....................              Electric Utilities               158,994,000       4,250,048
  Souza Cruz SA .........................................                   Tobacco                         229,973       5,698,446
                                                                                                                       -------------
                                                                                                                          9,948,494
                                                                                                                       -------------
  CHINA 13.3%
  Aluminum Corp. of China Ltd., H .......................               Metals & Mining                   9,792,000      12,966,879
  China Petroleum and Chemical Corp., H .................         Oil, Gas & Consumable Fuels             7,874,000       8,793,371
  CNOOC Ltd. ............................................         Oil, Gas & Consumable Fuels             6,512,000       6,163,144
  Denway Motors Ltd. ....................................                 Automobiles                    16,432,730       7,197,461
  PetroChina Co. Ltd., H ................................         Oil, Gas & Consumable Fuels             9,832,000      12,868,748
a PetroChina Co. Ltd., H, 144A ..........................         Oil, Gas & Consumable Fuels             1,856,000       2,429,251
                                                                                                                       -------------
                                                                                                                         50,418,854
                                                                                                                       -------------
  HONG KONG 1.5%
  Dairy Farm International Holdings Ltd. ................           Food & Staples Retailing              1,382,700       5,530,800
                                                                                                                       -------------
  HUNGARY 5.0%
  Magyar Telekom PLC ....................................    Diversified Telecommunication Services         616,974       3,093,167
  MOL Hungarian Oil and Gas Nyrt. .......................         Oil, Gas & Consumable Fuels                56,975       7,354,035
  Richter Gedeon Nyrt. ..................................               Pharmaceuticals                      41,694       8,511,497
                                                                                                                       -------------
                                                                                                                         18,958,699
                                                                                                                       -------------
  INDIA 5.1%
  Gail India Ltd. .......................................                Gas Utilities                      295,286       2,214,919
  Hindalco Industries Inc. ..............................               Metals & Mining                     791,800       2,762,230
  National Aluminium Co. Ltd. ...........................               Metals & Mining                     613,230       3,812,278
  Oil & Natural Gas Corp. Ltd. ..........................         Oil, Gas & Consumable Fuels               250,395       5,672,106
a Oil & Natural Gas Corp. Ltd., 144A ....................         Oil, Gas & Consumable Fuels                45,645       1,033,979
  Sesa Goa Ltd. .........................................               Metals & Mining                      88,814       3,693,563
                                                                                                                       -------------
                                                                                                                         19,189,075
                                                                                                                       -------------
  INDONESIA 0.7%
  PT Astra International Tbk ............................                 Automobiles                     1,409,000       2,617,832
                                                                                                                       -------------
  MALAYSIA 2.3%
  Maxis Communications Bhd. .............................      Wireless Telecommunication Services        1,360,500       6,124,952
  Tanjong PLC ...........................................     Independent Power Producers & Energy
                                                                            Traders                         465,800       2,480,795
                                                                                                                       -------------
                                                                                                                          8,605,747
                                                                                                                       -------------
  MEXICO 3.2%
  Kimberly Clark de Mexico SAB de CV, A .................              Household Products                 1,572,800       6,678,370
  Telefonos de Mexico SAB de CV (TELMEX), L, ADR ........    Diversified Telecommunication Services         133,674       5,405,776
                                                                                                                       -------------
                                                                                                                         12,084,146
                                                                                                                       -------------


                                          Quarterly Statement of Investments | 3

Templeton Emerging Markets Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                            INDUSTRY                   SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  PAKISTAN 2.4%
  Faysal Bank Ltd. ......................................               Commercial Banks                 3,170,000     $  3,548,313
  MCB Bank Ltd. .........................................               Commercial Banks                   589,450        3,308,197
  Pakistan Telecommunications Corp., A ..................    Diversified Telecommunication Services      2,538,000        2,251,822
                                                                                                                       -------------
                                                                                                                          9,108,332
                                                                                                                       -------------
  POLAND 3.2%
b Grupa Lotos SA ........................................         Oil, Gas & Consumable Fuels              306,000        5,241,855
b Polski Koncern Naftowy Orlen SA .......................         Oil, Gas & Consumable Fuels              404,750        7,003,515
                                                                                                                       -------------
                                                                                                                         12,245,370
                                                                                                                       -------------
  RUSSIA 8.5%
  Gazprom ...............................................         Oil, Gas & Consumable Fuels                    2               18
  Gazprom, ADR ..........................................         Oil, Gas & Consumable Fuels              231,422        8,470,045
  LUKOIL, ADR ...........................................         Oil, Gas & Consumable Fuels              101,006        7,600,702
  LUKOIL, ADR (London Exchange) .........................         Oil, Gas & Consumable Fuels               36,510        2,741,901
  Mining and Metallurgical Co. Norilsk Nickel ...........               Metals & Mining                     44,679        8,332,633
  Mobile Telesystems, ADR ...............................     Wireless Telecommunication Services           77,300        4,188,114
  OAO TMK, GDR ..........................................         Energy Equipment & Services               28,000        1,018,640
                                                                                                                       -------------
                                                                                                                         32,352,053
                                                                                                                       -------------
  SOUTH AFRICA 5.0%
  Imperial Holdings Ltd. ................................           Air Freight & Logistics                 84,630        1,800,183
  JD Group Ltd. .........................................               Specialty Retail                   163,080        1,874,127
  MTN Group Ltd. ........................................     Wireless Telecommunication Services          241,400        3,314,789
  Old Mutual PLC ........................................                  Insurance                       554,260        1,900,757
  Remgro Ltd. ...........................................        Diversified Financial Services            389,570        9,971,303
                                                                                                                       -------------
                                                                                                                         18,861,159
                                                                                                                       -------------
  SOUTH KOREA 7.1%
  Hyundai Development Co. ...............................          Construction & Engineering              104,630        7,296,751
  Kangwon Land Inc. .....................................        Hotels, Restaurants & Leisure             330,008        7,203,085
  SK Corp. ..............................................         Oil, Gas & Consumable Fuels              111,070       12,570,574
                                                                                                                       -------------
                                                                                                                         27,070,410
                                                                                                                       -------------
  SWEDEN 1.3%
  Oriflame Cosmetics SA, SDR ............................              Personal Products                    91,120        4,767,647
                                                                                                                       -------------
  TAIWAN 5.0%
  MediaTek Inc. .........................................   Semiconductors & Semiconductor Equipment       200,090        3,167,764
  Siliconware Precision Industries Co. ..................   Semiconductors & Semiconductor Equipment     1,255,999        2,623,397
  Taiwan Mobile Co. Ltd. ................................     Wireless Telecommunication Services        5,208,372        5,344,750
  Taiwan Semiconductor Manufacturing Co. Ltd. ...........   Semiconductors & Semiconductor Equipment     3,858,717        7,966,233
                                                                                                                       -------------
                                                                                                                         19,102,144
                                                                                                                       -------------


4 | Quarterly Statement of Investments

Templeton Emerging Markets Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                            INDUSTRY                   SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  THAILAND 6.8%
  Amata Corp. Public Co. Ltd., fgn. .....................                                                4,557,300     $  1,828,973
  Bangkok Bank Public Co. Ltd., fgn. ....................               Commercial Banks                   618,000        2,069,814
  Kasikornbank Public Co. Ltd., fgn. ....................               Commercial Banks                 2,251,200        4,582,347
  Kiatnakin Bank Public Co. Ltd., fgn. ..................               Consumer Finance                 2,134,600        1,633,229
  Land and Houses Public Co. Ltd., fgn. .................              Household Durables                6,872,332        1,517,925
  PTT Exploration and Production Public Co. Ltd., fgn. ..         Oil, Gas & Consumable Fuels            1,226,600        3,683,164
  PTT Public Co. Ltd., fgn. .............................         Oil, Gas & Consumable Fuels              578,000        4,205,457
  Siam Cement Public Co. Ltd., fgn. .....................            Construction Materials                608,620        4,393,100
  Siam Commercial Bank Public Co. Ltd., fgn. ............               Commercial Banks                   918,100        1,829,043
b True Corp. Public Co. Ltd., fgn., rts., 3/28/08 .......    Diversified Telecommunication Services        246,818               --
                                                                                                                       -------------
                                                                                                                         25,743,052
                                                                                                                       -------------
  TURKEY 10.3%
  Akbank TAS ............................................               Commercial Banks                 2,178,585       15,295,568
  Arcelik AS, Br. .......................................              Household Durables                  540,651        4,678,119
  Tupras-Turkiye Petrol Rafineleri AS ...................         Oil, Gas & Consumable Fuels              427,186       10,132,495
  Turkcell Iletisim Hizmetleri AS .......................     Wireless Telecommunication Services          957,217        6,429,883
  Turkiye Vakiflar Bankasi T.A.O., D ....................               Commercial Banks                   864,159        2,361,269
                                                                                                                       -------------
                                                                                                                         38,897,334
                                                                                                                       -------------
  TOTAL COMMON STOCKS AND RIGHTS
     (COST $204,806,118) ................................                                                               321,410,377
                                                                                                                       -------------
  PREFERRED STOCKS 13.6%
  BRAZIL 13.6%
  Banco Bradesco SA, ADR, pfd. ..........................               Commercial Banks                   416,148       10,565,998
  Companhia Vale do Rio Doce, ADR, pfd., A ..............               Metals & Mining                    483,150       18,543,297
  Petroleo Brasileiro SA, ADR, pfd. .....................         Oil, Gas & Consumable Fuels              167,580       16,067,570
  Unibanco - Uniao de Bancos Brasileiros SA, GDR, pfd. ..               Commercial Banks                    56,700        6,367,977
                                                                                                                       -------------
  TOTAL PREFERRED STOCKS
     (COST $21,348,294) .................................                                                                51,544,842
                                                                                                                       -------------
  TOTAL LONG TERM INVESTMENTS
     (COST $226,154,412) ................................                                                               372,955,219
                                                                                                                       -------------
  SHORT TERM INVESTMENTS (COST $6,468,891) 1.7%
  MONEY MARKET FUND 1.7%
  UNITED STATES 1.7%
c Franklin Institutional Fiduciary Trust Money
     Market Portfolio, 4.83% ............................                                                6,468,891        6,468,891
                                                                                                                       -------------


                                          Quarterly Statement of Investments | 5

Templeton Emerging Markets Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
     (COST $232,623,303) 100.2% .........................                                                              $379,424,110
  OTHER ASSETS, LESS LIABILITIES (0.2)% .................                                                                  (778,717)
                                                                                                                       -------------
  NET ASSETS 100.0% .....................................                                                              $378,645,393
                                                                                                                       =============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2007, the aggregate value of these securities was $3,463,230, representing 0.91% of net assets.

b Non-income producing for the twelve months ended May 31, 2007.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Emerging Markets Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Emerging Markets Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                          Quarterly Statement of Investments | 7

Templeton Emerging Markets Fund

3. INCOME TAXES

At May 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................         $ 239,053,821
                                                                  ==============

Unrealized appreciation .................................         $ 142,281,057
Unrealized depreciation .................................            (1,910,768)
                                                                  --------------
Net unrealized appreciation (depreciation) ..............         $ 140,370,289
                                                                  ==============

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments












ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS FUND

By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Financial Officer
Date  July 26, 2007